Statements of Cash Flows - Vallon - 10-K - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (11,033)	$ (948)
Adjustments to reconcile net loss to cash used in operating activities:
Stock-based compensation expense	352	0
Change in fair value of warrant liability	18	0
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(836)	(7)
Accounts payable	4,860	77
Accrued expenses	1,106	590
Cash used in operating activities	(3,430)	(241)
Investing activities:
Cash used in investing activities	(8)	0
Financing activities:
Proceeds from issuance of convertible promissory note	0	125
Cash provided by financing activities	6,917	255
Net increase in cash and cash equivalents	3,479	14
Cash and cash equivalents at beginning of period	9	90	$ 90
Cash and cash equivalents at end of period	3,488	104	9	$ 90
Vallon Pharmaceuticals, Inc.
Operating activities:
Net loss			(7,024)	(9,303)
Adjustments to reconcile net loss to cash used in operating activities:
Amortization of finance lease right-of-use asset			206	73
Amortization of marketable securities premiums			28	32
Stock-based compensation expense			99	626
Revaluation of derivative liability			0	89
Change in fair value of warrant liability			(384)	0
Loss on warrant conversion			506	0
Gain (loss) on extinguishment of loan/notes			0	(61)
Non-cash interest, depreciation and other expense			0	12
Change in operating assets and liabilities:
Prepaid expenses and other current assets			248	(55)
Accounts payable			(95)	(308)
Accrued expenses			(719)	583
Cash used in operating activities			(7,135)	(8,312)
Investing activities:
Purchase of marketable securities			(640)	(3,842)
Maturities of marketable securities			4,422	0
Cash used in investing activities			3,782	(3,842)
Financing activities:
Proceeds from common stock issuance, net of offering expenses			3,447	15,104
Proceeds from issuance of warrants			0	399
Proceeds from issuance of convertible promissory note			0	350
Payment of finance lease liability			(15)	(106)
Cash provided by financing activities			3,432	15,747
Net increase in cash and cash equivalents			79	3,593
Cash and cash equivalents at beginning of period	$ 3,781	$ 3,702	3,702	109
Cash and cash equivalents at end of period			3,781	3,702
Supplemental disclosure of cash flow information:
Cash paid for interest			21	29
Non-cash investing and financing activities:
Conversion of convertible notes to common stock			0	350
Non-cash exercise of warrants			782	0
Finance lease liability within accounts payable			$ 154	$ 0